Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1,	$ 124	$ 104	$ 95
Additions based on tax positions related to the current year	15	9	17
Additions for tax positions of previous years	3	309	8
Reductions for tax positions of prior years	(2)	(1)	(8)
Reductions due to lapse of statute of limitations	(16)	0	(7)
Settlements	(10)	(297)	0
Other	0	0	(1)
Balance at December 31,	$ 114	$ 124	$ 104